UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08340

Investment Company Act File Number

Greater India Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Greater India Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
India — 94.7%
Auto Components — 1.2%
MRF, Ltd.	3,154	$3,055,070

		$3,055,070

Automobiles — 6.1%
Maruti Suzuki India, Ltd.	126,281	$15,462,400

		$15,462,400

Banks — 14.9%
Federal Bank, Ltd.	692,039	$1,200,695
HDFC Bank, Ltd.	403,603	11,137,980
ICICI Bank, Ltd.	1,449,926	6,159,073
IndusInd Bank, Ltd.	332,966	8,551,972
RBL Bank, Ltd.(1)	365,386	2,848,318
Yes Bank, Ltd.	1,502,415	8,048,824

		$37,946,862

Beverages — 0.7%
United Breweries, Ltd.	139,855	$1,757,523

		$1,757,523

Biotechnology — 0.4%
Biocon, Ltd.	228,170	$1,162,217

		$1,162,217

Building Products — 0.7%
Kajaria Ceramics, Ltd.	165,378	$1,798,437

		$1,798,437

Capital Markets — 1.4%
Care Ratings, Ltd.	163,539	$3,463,562

		$3,463,562

Chemicals — 3.5%
Bayer CropScience, Ltd./India	28,605	$1,708,568
Castrol India, Ltd.	285,075	1,564,884
UPL, Ltd.	469,941	5,608,089

		$8,881,541

Construction & Engineering — 1.4%
Voltas, Ltd.	458,638	$3,554,490

		$3,554,490

Construction Materials — 5.7%
Ambuja Cements, Ltd.	745,692	$3,057,076
Century Textiles & Industries, Ltd.	181,003	3,401,394
Dalmia Bharat, Ltd.	61,347	2,397,944
Grasim Industries, Ltd.	28,212	490,942
Grasim Industries, Ltd. GDR(2)	291,800	5,065,619

		$14,412,975

Security	Shares	Value
Consumer Finance — 7.5%
Bajaj Finance, Ltd.	285,730	$8,048,796
Bharat Financial Inclusion, Ltd.(3)	166,217	2,419,042
Mahindra & Mahindra Financial Services, Ltd.	517,379	3,270,303
Muthoot Finance, Ltd.	731,834	5,338,706

		$19,076,847

Diversified Financial Services — 2.1%
Aditya Birla Capital, Ltd. GDR(3)	185,996	$526,495
Bajaj Holdings & Investment, Ltd.	110,719	4,723,098

		$5,249,593

Food Products — 1.6%
Britannia Industries, Ltd.	60,017	$3,995,952

		$3,995,952

Hotels, Restaurants & Leisure — 0.5%
Indian Hotels Co., Ltd. (The)	661,871	$1,197,160

		$1,197,160

Household Durables — 3.7%
Crompton Greaves Consumer Electricals, Ltd.	2,028,778	$6,484,907
Whirlpool of India, Ltd.	145,630	2,854,883

		$9,339,790

Household Products — 2.4%
Hindustan Unilever, Ltd.	335,920	$6,021,003

		$6,021,003

Industrial Conglomerates — 1.1%
Siemens, Ltd.	155,154	$2,822,076

		$2,822,076

Insurance — 0.7%
ICICI Lombard General Insurance Co., Ltd.(1)(3)	180,819	$1,885,146

		$1,885,146

Internet Software & Services — 1.5%
Info Edge India, Ltd.	220,829	$3,720,222

		$3,720,222

IT Services — 5.7%
HCL Technologies, Ltd.	388,225	$5,180,069
Infosys, Ltd.	682,029	9,407,143

		$14,587,212

Life Sciences Tools & Services — 0.5%
Divi’s Laboratories, Ltd.	92,012	$1,216,803

		$1,216,803

Machinery — 4.8%
AIA Engineering, Ltd.	93,336	$1,901,483
Eicher Motors, Ltd.	15,932	7,626,234
Thermax, Ltd.	186,957	2,720,778

		$12,248,495

Media — 0.8%
Sun TV Network, Ltd.	164,934	$1,931,909

		$1,931,909

Security	Shares	Value
Metals & Mining — 3.2%
Hindalco Industries, Ltd.	1,221,302	$4,516,368
Hindustan Zinc, Ltd.	799,666	3,643,555

		$8,159,923

Oil, Gas & Consumable Fuels — 4.2%
Bharat Petroleum Corp., Ltd.	513,838	$3,739,799
Indian Oil Corp., Ltd.	744,982	4,563,259
Reliance Industries, Ltd.	208,230	2,493,704

		$10,796,762

Personal Products — 2.8%
Emami, Ltd.	206,931	$3,455,809
Procter & Gamble Hygiene & Health Care, Ltd.	27,742	3,619,797

		$7,075,606

Pharmaceuticals — 4.2%
Abbott India, Ltd.	34,916	$2,257,023
Cadila Healthcare, Ltd.	258,021	1,859,276
Cipla, Ltd.	535,500	4,803,250
Eris Lifesciences, Ltd.(1)(3)	212,094	1,877,144

		$10,796,693

Real Estate Management & Development — 0.5%
Prestige Estates Projects, Ltd.	325,464	$1,360,541

		$1,360,541

Road & Rail — 1.3%
Container Corp. of India, Ltd.	154,547	$3,196,624

		$3,196,624

Thrifts & Mortgage Finance — 4.1%
Housing Development Finance Corp., Ltd.	396,352	$10,507,571

		$10,507,571

Tobacco — 2.3%
ITC, Ltd.	1,508,021	$5,957,713

		$5,957,713

Wireless Telecommunication Services — 3.2%
Idea Cellular, Ltd.	6,728,649	$8,025,280

		$8,025,280

Total India (identified cost $185,796,017)		$240,663,998

United States — 3.5%
IT Services — 3.5%
Cognizant Technology Solutions Corp., Class A	121,937	$8,845,310

		$8,845,310

Total United States (identified cost $6,629,544)		$8,845,310

Total Common Stocks (identified cost $192,425,561)		$249,509,308

Short-Term Investments — 0.6%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 10/2/17	$1,639	$1,638,842

Total Short-Term Investments (identified cost $1,638,842)		$1,638,842

Total Investments — 98.8% (identified cost $194,064,403)		$251,148,150

Other Assets, Less Liabilities — 1.2%		$3,009,188

Net Assets — 100.0%		$254,157,338

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2017, the aggregate value of these securities is $6,610,608 or 2.6% of the Portfolio’s net assets.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2017, the aggregate value of these securities is $5,065,619 or 2.0% of the Portfolio’s net assets.

(3)	Non-income producing security.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Equity Futures
SGX CNX Nifty Index	206	Long	Oct-17	$4,038,836	$(39,485)

					$(39,485)

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

Abbreviations:

GDR	-	Global Depositary Receipt

At September 30, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended September 30, 2017, the Portfolio entered into equity index futures contracts to manage cash flows.

At September 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $39,485.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$30,986,329	$—	$30,986,329
Consumer Staples	—	24,807,797	—	24,807,797
Energy	—	10,796,762	—	10,796,762
Financials	1,885,146	76,244,435	—	78,129,581
Health Care	—	13,175,713	—	13,175,713
Industrials	—	23,620,122	—	23,620,122
Information Technology	8,845,310	18,307,434	—	27,152,744
Materials	—	31,454,439	—	31,454,439
Real Estate	—	1,360,541	—	1,360,541
Telecommunication Services	—	8,025,280	—	8,025,280
Total Common Stocks	$10,730,456	$238,778,852 *	$—	$249,509,308
Short-Term Investments	$—	$1,638,842	$—	$1,638,842
Total Investments	$10,730,456	$240,417,694	$—	$251,148,150

Liability Description
Futures Contracts	$—	$(39,485)	$—	$(39,485)
Total	$—	$(39,485)	$—	$(39,485)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greater India Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017